ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Paranovus Entertainment Technology Limited (“Paranovus Cayman”) is a holding company. It was incorporated on February 13, 2018 under the laws of the Cayman Islands and previously named Happiness Biotech Group Limited. On November 5, 2021, the Company changed its name to Happiness Development Group Limited under the special resolution dated October 21, 2021. On March 13, 2023 the Company changed its name to Paranovus Entertainment Technology Limited under the special resolution dated March 13, 2023. The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Holding Group Limited(“Happiness Hong Kong”), previous named as Happiness Biology Technology Group Limite, and Paranovus Entertainment Technology Limited (“Paranovus NewYork”). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”) and Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”). Paranovus NewYork is a holding company of 100% equity or ownership of 2Lab3 LLC, which was established on December 8, 2022.

Happiness Shunchang is a holding company of all of the equity or ownership of Fuzhou Happiness Enterprise Management Consulting Co., Ltd. (“Fujian Consulting”) and Taochejun (Fujian) Automobile Sales Co., Ltd. (“Fujian Taochejun”).

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Paranovus Entertainment Technology Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Fuzhou) E-commerce Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Fuzhou. Paranovus Cayman, Happiness Hong Kong and Happiness Fuzhou are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above-mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 ordinary shares and 10,000,000 preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares.

On October 7, 2022, the Company’s board of directors approved an amended and restated memorandum and articles of association to effectuate a one-for-twenty (1-for-20) reverse split for all classes and its ordinary shares (the “2022 Reverse Split”), and to increase the Company’s authorized shares, immediately following the 2022 Reverse Split. The market effective date of 2022 Reverse Split was October 11, 2022 As a result, the authorized share capital of the Company was changed to US$5,000,000.00 divided into 350,000,000 Class A Ordinary Shares with a par value of US$0.01 each, 100,000,000 Class B Ordinary Shares with a par value of US$0.01 each, and 50,000,000 Preferred Shares with par value of US$0.01 each.

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”) (d) (e)	June 1, 2018	PRC	US$ 10,000,000	100% by Happiness Hong Kong	Investment
Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”)	July 11, 2023	PRC	RMB 500,000	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Happiness Shunchang	Management and consulting service
Taochejun (Hainan) New Energy Technology Co., Ltd. (d)	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fujian) automobiles Co., Ltd	April 27, 2021	PRC	RMB 30,000,000	61% by Happiness Shunchang	Automobile sales
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) (a) (e)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. (a) (e)	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd. (a) (e)	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) (a) (e)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) (a) (e)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) (b/e)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD (c) (e)	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”) (c)(e)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”) (d)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. (d)	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.

(a)	On July 18, 2023, the Company transferred the 100% of the equity interests of Fujian Happiness and its subsidiaries to a third party by the strategic decision.
(b)	On September 1, 2023, the Company transferred the 100% of the equity interests of Happy Buy to a third party due to the business optimization.
(c)	Happy Studio network and Shunchang Haiwushuo were focus on the online store operation. In May 2023, the Company disposed them to a third party.
(d)	During the year ended March 31, 2024, the Company closed four subsidiaries to optimize the Company’s structure on online store and automobile sales business.
(e)

The disposal of the following mentioned subsidiaries represent a strategy shift and have a major effect on the Company’s operations. They meet the definition of discontinued operation according to ASC 205-20-45-1.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss of US$9,927,324 during the financial year ended March 31, 2024 and recorded a cash outflow from operating activities of US$11,875,246 for the year ended March 31, 2024, as of that date, the Company’s accumulated deficit was amounted to US$61,957,019 as of March 31, 2024. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Notwithstanding the above, the Company's continues to have a reasonable expectation that adequate resources to continue in operation through disposing the assets with losses and improving the remaining operation with positive cash contributions for at least the next 12 months and that the going concern basis of operation these finance statement remains appropriate based on the following factors:

To sustain its ability to support the Company's operating activities, the Company considered supplementing its sources of funding through the following:

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On May 20, 2024, the Company signed a promissory note purchase agreement with Ms. Minzhu Xu, who is the chairperson of the Board. Pursuant to the purchase agreement, the Company issued an 8% promissory note with principal amount of $750,000 to Ms. Xu on May 20, 2024.

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On July 17, 2024, the Company entered into a certain securities purchase agreement with certain investors, pursuant to which the Company agreed to sell up to 60,000,000 Class A ordinary shares, par value $0.01 each, at a per share purchase price of $0.45, with a total consideration amounted $27,000,000 raised on July 24, 2024. The Shares are expected to be issued to purchasers on or about August 2, 2024, upon satisfaction of all closing conditions.